RELATED PARTY TRANSACTIONS - Schedule of Outstanding Balances Arising from Operating Income or Prepayment of Operating Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 1,079	$ 23
Melco's subsidiaries and its associated companies [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	1,077	20
Shun Tak Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 2	$ 3